EQUITY ACCOUNTED INVESTMENTS - Gross Revenue, Net Income, Other Comprehensive Income and Distributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 43,032	$ 37,168	$ 22,823
Net income	434	1,203	215
OCI	(198)	(388)	109
Comprehensive income (loss)	236	815	324
Attributable to other ownership interests, comprehensive income	209	535	239
Attributable to other ownership interests, distributions	1,769	1,995	388
Attributable to partnership, distributions	35	32	31
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	28,822	30,847	20,874
Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	4,559	2,418	3
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	9,651	3,896	1,939
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	2,695	1,878	1,509
Net income	357	133	383
OCI	9	(31)	(38)
Comprehensive income (loss)	366	102	345
Investments accounted for using equity method | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	537	605	397
Net income	117	102	81
OCI	9	(15)	0
Comprehensive income (loss)	126	87	81
Investments accounted for using equity method | Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	388	828	301
Net income	119	(31)	(25)
OCI	0	2	2
Comprehensive income (loss)	119	(29)	(23)
Investments accounted for using equity method | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	1,770	445	811
Net income	121	62	327
OCI	0	(18)	(40)
Comprehensive income (loss)	$ 121	$ 44	$ 287